Expense Example - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2045 Fund - Fidelity Advisor Freedom 2045 Fund - Class Z6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579